Cash generated from operations - Summary of Current and Non-current Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 1,646	£ 668	£ 1,070
IFRS 16 Transition		881
New leases/ disposal of leases	24	61
Transfer from non-current to current	0
Financing cash flows	24	91	(442)
Foreign exchange movements	(17)	(64)	32
Fair value and other movements	29	9	8
Ending balance	1,706	1,646	668
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,567	643	1,066
IFRS 16 Transition		792
New leases/ disposal of leases	30	61
Transfer from non-current to current	(260)	(88)
Financing cash flows	116	230	(441)
Foreign exchange movements	(22)	(80)	10
Fair value and other movements	27	9	8
Ending balance	1,485	1,567	643
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	79	25	4
IFRS 16 Transition		89
New leases/ disposal of leases	(6)
Transfer from non-current to current	260	88
Financing cash flows	(92)	(139)	(1)
Foreign exchange movements	52	16	22
Fair value and other movements	2
Ending balance	£ 248	£ 79	£ 25